Annual Fund Operating Expenses - ETF - Vanguard Tax-Exempt Bond Index Fund - ETF Shares	Feb. 26, 2021
Operating Expenses:
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.06%